Note 12 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets At Fair Value Through Profit Or Loss
Equity instruments at fair value			€ 1,888,000,000
Debt Securities, at fair value	€ 1,214,000,000	€ 1,313,000,000	174,000,000
Loans And Advances To Customers At Fair Value	0	0	648,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,214,000,000	1,313,000,000	2,709,000,000
Financial Liabilities At Fair Value Through Profit Or Loss
Deposits at fair value through profit or loss	944,000,000	976,000,000	0
Debt securities at fair value through profit or loss	4,656,000,000	2,858,000,000	0
OtherFinancialLiabilitiesAndUnitLinkedProductsLiabilities	4,410,000,000	3,159,000,000	2,222,000,000
TOTAL Financial Liabilities At Fair Value Through Profit or Loss	€ 10,010,000,000	€ 6,993,000,000	€ 2,222,000,000